RESEARCH AND DEVELOPMENT EXPENSES, NET (Schedule of Research and Development Expenses, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and Development Expenses [Line Items]
Salaries and related expenses	$ 2,042	$ 1,698	$ 1,506
Share-based compensation	491	408	516
Depreciation	36	25	17
Total research and development expenses, net	12,349	10,008	10,474
Research and development, net [Member]
Research and Development Expenses [Line Items]
Salaries and related expenses	7,428	6,173	5,316
Share-based compensation	329	165	421
Materials	3,020	1,792	1,944
Subcontractors and consultants	640	807	764
Depreciation	169	123	98
Cost for registration of patents	153	164	132
Others	1,041	784	1,889
Research and development	12,780	10,008	10,564
Less participation of the IIA	(431)	0	(90)
Total research and development expenses, net	$ 12,349	$ 10,008	$ 10,474